SEGMENTS	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Following the Merger, Dole has the following four reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – EMEA, Diversified Fresh Produce – Americas and ROW and Fresh Vegetables. The Company’s reportable segments are based on (i) financial information reviewed by the CODM, defined as the CEO and COO, (ii) internal management and related reporting structures, and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: Fresh Fruit includes operations related to the sale of bananas and pineapples, which are sourced from local growers or Dole-owned and leased farms primarily located in Latin America and sold throughout North America, Europe, Latin America and Asia.
Diversified Fresh Produce – EMEA: Diversified Fresh Produce – EMEA includes Dole’s Irish, Dutch, Spanish, French, Italian, the United Kingdom (“U.K.”), Swedish, Danish, South African, Eastern European and Brazilian businesses, each of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: Diversified Fresh Produce – Americas & ROW includes Dole’s U.S., Canadian, Chilean and Indian businesses, all of which market globally and locally sourced fresh produce from third party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Fresh Vegetables: Fresh Vegetables includes operations related to the sale of value added salads, which includes salad and meal kits, and fresh packed vegetables, which includes produce such as iceberg, romaine, leaf lettuces and celery. These products are sourced from North America and substantially all revenue is generated in North America.
Prior to the acquisition of Legacy Dole, Total Produce considered its 45% share in Legacy Dole to be a reportable segment. As such, operating results prior to the Acquisition Date related to Total Produce’s share in Legacy Dole are separately reported.
Segment performance is evaluated based on a variety of factors, of which revenue and Adjusted EBITDA are the primary financial measures. All transactions between reportable segments are eliminated in consolidation. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
Adjusted EBITDA is reconciled below to net income by (1) adding the income tax expense or subtracting the income tax benefit; (2) adding interest expense; (3) adding depreciation charges; (4) adding amortization charges; (5) adding merger, transaction and other related costs; (6) adding the net unrealized loss or subtracting the net unrealized gain on derivative instruments; (7) adding the net unrealized loss or subtracting the net unrealized gain on foreign currency denominated borrowings; (8) adding or subtracting fair value movements on contingent consideration; (9) adding impairment charges on property, plant and equipment; (10) adding or subtracting asset write-downs, net of insurance proceeds; (11) adding incremental costs for produce recalls and related costs; (12) subtracting the fair value gain or adding the fair value loss on the acquisition of investments previously accounted for under the equity method; (13) subtracting the gain or adding the loss on the sale of investments accounted for under the equity method; (14) subtracting the gain or adding the loss on the disposal of business interests; (15) adding the loss or subtracting the gain on asset sales for assets held-for-sale and actively marketed property; (16) adding the incremental costs from the fair value uplift for biological assets and inventory related to the acquisition of Legacy Dole; and (17) adding restructuring charges. It also includes the Company’s share of these items within equity method investments.
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$1,133,038	$—	$—
Diversified Fresh Produce - EMEA	3,383,009	3,119,746	3,032,419
Diversified Fresh Produce - Americas & ROW	1,465,025	1,226,193	1,134,380
Fresh Vegetables	510,687	—	—
Total segment revenue	6,491,759	4,345,939	4,166,799
Intersegment revenue	(37,357)	—	—
Total consolidated revenue, net	$6,454,402	$4,345,939	$4,166,799

Segment Adjusted EBITDA:
Fresh Fruit	$26,965	$—	$—
Diversified Fresh Produce - EMEA	128,098	105,089	90,323
Diversified Fresh Produce - Americas & ROW	41,737	32,335	27,510
Fresh Vegetables	(27)	—	—
Legacy Dole	93,353	114,117	112,873

Adjustments:
Income tax benefit (expense)	13,333	(18,130)	(10,312)
Interest expense	(27,030)	(10,523)	(12,042)
Depreciation	(61,551)	(24,634)	(22,900)
Amortization of intangible assets	(11,404)	(11,548)	(11,509)
Merger, transaction and other related costs	(30,072)	(396)	(198)
Net unrealized (loss) on derivative instruments	(1,257)	(633)	(13)
Net unrealized gain on foreign currency denominated borrowings	5,453	—	—
Fair value movements on contingent consideration	(1,036)	(519)	228
Impairment of property, plant and equipment	—	(1,210)	—
Asset write-downs, net of insurance proceeds	(623)	—	—
Produce recall costs	(17,649)	—	—
Fair value (loss) of Legacy Dole acquisition	(4,023)	—	—
Fair value gain of other acquisitions	7,670	—	—
Gain on disposal of equity method investments	1,096	—	—
Gain (loss) on disposal of businesses	11	—	(749)
Incremental charges on biological assets and inventory related to acquisition of Legacy Dole	(65,916)	—	—
Restructuring costs	(3,172)	—	(1,280)
Items in earnings for equity method investments:
Dole’s share of depreciation	(30,390)	(45,135)	(40,601)
Dole’s share of amortization	(3,218)	(2,895)	(3,012)
Dole’s share of income tax expense	(27,297)	(22,329)	(16,532)
Dole’s share of interest expense	(18,282)	(34,631)	(37,808)
Dole’s share of other items	2,039	(7,706)	(4,591)
Net income	$16,808	$71,252	$69,387

Country of Domicile and Geographic Disclosures
The Company is headquartered and domiciled in Ireland. Revenue by geographic location based on the end customer for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 was as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
United States	$2,313,358	$1,072,472	$971,902
UK	796,474	687,760	721,525
Sweden	613,911	549,447	533,170
Spain	637,123	592,306	562,655
Ireland	416,410	404,482	377,199
Other	1,677,126	1,039,472	1,000,348
Total revenue, net	$6,454,402	$4,345,939	$4,166,799
Long-lived assets are comprised of property, plant and equipment, net. Long-lived assets by geographic location as of December 31, 2021 and December 31, 2020 were as follows:

	Year Ended
	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
United States	$395,437	$14,057
Costa Rica	296,987	—
Vessels and containers on-the-water or in-transit	234,959	—
Honduras	117,419	—
Chile	88,482	79
Ecuador	88,011	—
UK	36,995	42,419
Czech Republic	32,636	27,431
Sweden	30,793	38,597
Denmark	26,578	30,363
Spain	24,993	27,780
Ireland	23,523	26,254
Other	34,037	12,685
Total long-lived assets	$1,430,850	$219,665